Supplemental Data (Supplemental Income Statement Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Data
Advertising and Promotion Expense	$ 1,122	$ 1,026	$ 861
Research, Selling and General Expense	$ 328	$ 303	$ 285